Inventories	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Inventories

6. Inventories

As of March 31, 2026 and 2025, inventories consisted of the following:

	As of March 31,
	2026	2025
Raw materials	$947,571	$-
Total inventories	$947,571	$-

Inventories primarily comprise electronic components acquired by Shenyang and held for assembly of robots in the Group’s planned production activities and as merchandise for sale of robots to third party customers. As of March 31, 2026, the Group had not yet commenced production or sales activities under these operations. No write-downs of inventories was recognized for the years ended March 31, 2026, 2025 and 2024. The production and trading business commenced in April 2026.